Provisions - Summary of changes in provision for unused credit commitments and financial guarantee contracts issued (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Changes in provisions [Line Items]
Beginning balance	₩ 1,266,314
Ending balance	1,369,666	₩ 1,266,314
Provision for unused credit commitments and financial guarantee contracts issued
Changes in provisions [Line Items]
Beginning balance	373,418	355,352
Transfer (from) to 12 months expected credit loss	0	0
Transfer (from) to life time expected credit loss	0	0
Transfer (from) to impaired financial asset	0	0
Provided	37,156	19,132
Change in foreign exchange rate	1,438	(909)
Others	(16,423)	(157)
Ending balance	395,589	373,418
Unused credit commitments provision | 12-month expected credit loss
Changes in provisions [Line Items]
Beginning balance	175,562	150,573
Transfer (from) to 12 months expected credit loss	65,058	68,226
Transfer (from) to life time expected credit loss	(13,466)	(10,794)
Transfer (from) to impaired financial asset	(609)	(316)
Reversed	(20,883)	(30,016)
Change in foreign exchange rate	1,025	(2,068)
Others	0	(43)
Ending balance	206,687	175,562
Unused credit commitments provision | Life time expected credit loss
Changes in provisions [Line Items]
Beginning balance	139,998	147,511
Transfer (from) to 12 months expected credit loss	(64,897)	(67,945)
Transfer (from) to life time expected credit loss	13,502	10,842
Transfer (from) to impaired financial asset	(1,953)	(1,274)
Provided	42,506	50,733
Change in foreign exchange rate	26	131
Others	0	0
Ending balance	129,182	139,998
Unused credit commitments provision | Impaired financial asset
Changes in provisions [Line Items]
Beginning balance	2,030	1,924
Transfer (from) to 12 months expected credit loss	(161)	(281)
Transfer (from) to life time expected credit loss	(36)	(48)
Transfer (from) to impaired financial asset	2,562	1,590
Provided	15,327
Reversed		(1,155)
Change in foreign exchange rate	0	0
Others	0	0
Ending balance	19,722	2,030
Financial guarantee contracts
Changes in provisions [Line Items]
Beginning balance	55,828
Ending balance	39,998	55,828
Financial guarantee contracts | 12-month expected credit loss
Changes in provisions [Line Items]
Beginning balance	48,113	48,607
Transfer (from) to 12 months expected credit loss	3,921	2,680
Transfer (from) to life time expected credit loss	(7,659)	(3,715)
Transfer (from) to impaired financial asset	(530)	0
Provided	150
Reversed		(972)
Change in foreign exchange rate	294	910
Others	(12,287)	603
Ending balance	32,002	48,113
Financial guarantee contracts | Life time expected credit loss
Changes in provisions [Line Items]
Beginning balance	7,687	6,709
Transfer (from) to 12 months expected credit loss	(3,921)	(2,680)
Transfer (from) to life time expected credit loss	7,659	3,715
Transfer (from) to impaired financial asset	0	0
Provided	70	537
Change in foreign exchange rate	92	118
Others	(3,997)	(712)
Ending balance	7,590	7,687
Financial guarantee contracts | Impaired financial asset
Changes in provisions [Line Items]
Beginning balance	28	28
Transfer (from) to 12 months expected credit loss	0	0
Transfer (from) to life time expected credit loss	0	0
Transfer (from) to impaired financial asset	530	0
Provided		5
Reversed	(14)
Change in foreign exchange rate	1	0
Others	(139)	(5)
Ending balance	406	28
Other provisions
Changes in provisions [Line Items]
Beginning balance	892,896	811,504
Provided	518,916	175,257
Provision used	(451,895)	(101,362)
Change in foreign exchange rate	1,539	1,671
Others	12,621	5,718
Business combination		108
Ending balance	974,077	892,896
Asset retirement
Changes in provisions [Line Items]
Beginning balance	91,571	82,123
Provided	4,771	27,474
Provision used	(5,157)	(25,228)
Change in foreign exchange rate	0	4
Others	8,742	7,090
Business combination		108
Ending balance	99,927	91,571
Litigation
Changes in provisions [Line Items]
Beginning balance	29,238	9,693
Provided	2,266	20,733
Provision used	(193)	(779)
Change in foreign exchange rate	0	0
Others	60	(409)
Business combination		0
Ending balance	31,371	29,238
Guarantee
Changes in provisions [Line Items]
Beginning balance	27,583	26,578
Reversed	(4,856)	(410)
Provision used	0	0
Change in foreign exchange rate	412	1,352
Others	24	63
Business combination		0
Ending balance	23,163	27,583
Other
Changes in provisions [Line Items]
Beginning balance	744,504	693,110
Provided	516,735	127,460
Provision used	(446,545)	(75,355)
Change in foreign exchange rate	1,127	315
Others	3,795	(1,026)
Business combination		0
Ending balance	₩ 819,616	₩ 744,504